Revenues (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total revenue	$ 7,070	$ 5,100	$ 829
Goods and services transferred over time [Member]
Statement Line Items [Line Items]
Total revenue	650	590	368
Goods transferred at a point in time [Member]
Statement Line Items [Line Items]
Total revenue	$ 6,420	$ 4,510	$ 461